Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES HIGH INCOME BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	May 31, 2022
Document Creation Date	dei_DocumentCreationDate	May 24, 2022